Fair value measurements and Hedging	6 Months Ended
Jun. 30, 2023
Fair Value Disclosures [Abstract]
Fair value measurements and Hedging

13.            Fair value measurements and Hedging:

Fair value on a recurring basis:

Interest rate swaps

Details of the Company’s interest rate swaps are discussed in Note 18 of the Company’s consolidated financial statements for the year ended December 31, 2022, included in the 2022 Annual Report.

During the six-month period ended June 30, 2023, the Company early terminated two of its interest rate swaps with Citibank that were originally scheduled to mature in August 2023 and October 2023. All of the Company’s interest rate swaps in place as of June 30, 2023 were designated and qualified as cash flow hedges. The effective portion of the unrealized gains/losses from these swaps is recorded in Other Comprehensive Income / (Loss) and no portion of these cash flow hedges was ineffective during the six-month period ended June 30, 2023.

A gain of approximately $5,741 in connection with the interest rate swaps is expected to be reclassified into earnings during the following 12-month period when realized.

Freight Derivatives and Bunker Swaps

The results of the Company’s freight derivatives and bunker swaps for the six-month periods ended June 30, 2022 and 2023 and the valuation of their open positions as at December 31, 2022 and June 30, 2023 are presented in the tables below.

The amounts of Gain / (Loss) on interest rate swaps, freight derivatives and bunker swaps recognized in the unaudited interim condensed consolidated income statements, are analyzed as follows:

	Six months ended June 30,
	2022	2023
Consolidated Statement of Operations
Gain/(loss) on interest rate swaps, net
Gains/(loss) of de-designated accounting hedging relationship	-	(507)
Total Gain/(loss) on interest rate swaps, net	$-	$(507)

Interest and finance costs
Reclassification adjustments of interest rate swap loss/(gain) transferred to Interest and finance costs from Other comprehensive income/(loss) (Note 8)	633	14,412
Total Gain/(loss) recognized	$633	$14,412

Gain/(loss) on forward freight agreements and bunker swaps, net
Realized gain/(loss) on forward freight agreements and freight options	1,023	2,796
Realized gain/(loss) on bunker swaps	(4,085)	4,476
Unrealized gain/(loss) on forward freight agreements and freight options	(1,169)	(116)
Unrealized gain/(loss) on bunker swaps	292	(2,949)
Total Gain/(loss) recognized	$(3,939)	$4,207

13.       Fair value measurements and Hedging - continued:

Fair value on a recurring basis - continued:

The following table summarizes the valuation of the Company’s financial instruments as of December 31, 2022 and June 30, 2023. The fair value of freight derivatives and bunker swaps was determined through Level 1 inputs of the fair value hierarchy (quoted prices from the applicable exchanges such as London Clearing House (LCH) or Singapore Exchange (SGX)), while the fair value of the interest rate swaps was determined through Level 2 inputs of the fair value hierarchy (such as interest rate curves).

		Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)
		December 31, 2022		June 30, 2023
	Balance Sheet Location	(not designated as cash flow hedges)	(designated as cash flow hedges)	(not designated as cash flow hedges)	(designated as cash flow hedges)
ASSETS
Forward freight agreements - current	Derivatives, current asset portion	$191	$-	$-	$-
Bunker swaps - current	Derivatives, current asset portion	3,688	-	738	-
Forward freight agreements - non-current	Derivatives, non-current asset portion	-	-	75	-
Total		$3,879	$-	$813	$-

		Significant Other Observable Inputs (Level 2)
		December 31, 2022		June 30, 2023
	Balance Sheet Location	(not designated as cash flow hedges)	(designated as cash flow hedges)	(not designated as cash flow hedges)	(designated as cash flow hedges)
ASSETS
Interest rate swaps - current	Derivatives, current asset portion	$1,665	$20,041	$-	$12,159
Interest rate swaps - non-current	Derivatives, non-current asset portion	798	7,868	-	5,247
Total		$2,463	$27,909	$-	$17,406

Certain of the Company’s financial instruments discussed above require the Company to periodically post additional collateral depending on the level of any open position under such financial instruments, which as of December 31, 2022 and June 30, 2023 amounted to $2,199 and $2,485, respectively, and are included within “Restricted cash, current” in the consolidated balance sheets (Note 8).

The carrying values of temporary cash investments, restricted cash, accounts receivable and accounts payable approximate their fair value due to the short-term nature of these financial instruments. The fair value of long-term bank loans and under lease financings (Level 2), bearing interest at variable interest rates, approximates their recorded values as of June 30, 2023, due to the variable interest rate nature thereof.

Fair value on a non-recurring basis:

As further disclosed in Note 5, during the six-month period ended June 30, 2023 the Company recognized an impairment loss of $7,700 relating to the agreed sale of two of its vessels. The carrying value of the respective vessels was written down to the fair value as determined by reference to their agreed sale prices (Level 2) which amounted to $65,400.